COMMITMENTS (Details Narrative) - USD ($)		3 Months Ended
	Oct. 08, 2021	Mar. 31, 2021
Proceeds from Issuance Initial Public Offering	$ 210,105,000
Underwriting Agreement [Member]
Public Offering description		The underwriter is entitled to a deferred fee of $0.35 per Unit, or $7,245,000 in the aggregate; provided that up to 0.875% of the gross proceeds, or $1,811,250 in the aggregate may be paid to third parties not participating in the offering (but who are members of the Financial Industry Regulatory Authority (“FINRA”) or regulated broker-dealers) that assist the underwriter in consummating the initial Business Combination. The deferred fee will be waived by the underwriter in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.
Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	155,250
Share Price	$ 0.0001
Proceeds from Issuance Initial Public Offering	$ 1,121,000
Common Class A [Member] | Underwriter [Member]
Share Price	$ 10.00
Common Class A [Member] | Underwriter [Member] | Over-Allotment Option [Member]
[custom:AdditionalOptionPurchase]	2,700,000
Stock Issued During Period, Shares, New Issues	20,700,000